Note 2 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Marketing and Advertising Expense, Total	$ 882,000	$ 922,000	$ 779,000
Advertising Expense	261,000	287,000	$ 158,000
Operating Lease, Right-of-Use Asset	3,699,000
Operating Lease, Liability, Total	$ 2,759,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset				$ 1,265,000
Operating Lease, Liability, Total				$ 1,265,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	35 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	50 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number Of Customers	2	2
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage	14.00%	13.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Two [Member]
Concentration Risk, Percentage	12.00%	11.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number Of Customers	2	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage	13.00%	13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage	21.00%	20.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Number of Vendors	2	2
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor One [Member]
Concentration Risk, Percentage	34.00%	33.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Two [Member]
Concentration Risk, Percentage	19.00%	19.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Number of Vendors	2	2
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Concentration Risk, Percentage	23.00%	29.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Two [Member]
Concentration Risk, Percentage	32.00%	25.00%